Acquisitions - Summary of Preliminary Purchase Price allocation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Oct. 01, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 3,638			$ 3,383	$ 2,250	$ 2,245
Foley Trasimene Acquisition Corp
Business Acquisition [Line Items]
Cash and cash equivalents			$ 460
Receivables			486
Fiduciary assets			1,015
Other current assets			162
Fixed assets			205
Other assets			425
Accounts payable and accrued liabilities			(327)
Fiduciary liabilities			(1,015)
Other current liabilities			(293)
Debt assumed			(2,370)
Deferred tax liabilities			(3)
Other liabilities			(396)
Intangible assets			4,078
Total identifiable net assets			2,427
Goodwill			$ 3,383
Retiree Health Exchange
Business Acquisition [Line Items]
Receivables		$ 1
Other current assets		29
Accounts payable and accrued liabilities	$ (13)
Intangible assets		104
Total identifiable net assets		121
Goodwill		78
Total consideration		$ 199